Related party transactions and Directors' remuneration - Narrative (Details) £ / shares in Units, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) shares employee director £ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 GBP (£) shares employee	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£) employee	Dec. 31, 2021 USD ($) employee	May 03, 2023 £ / shares
Disclosure of transactions between related parties [line items]
Number of directors | employee	92,400		87,400		81,600	81,600
Sharesave
Disclosure of transactions between related parties [line items]
Number of options exercisable (in shares) | shares	44,109,518
Ordinary shares
Disclosure of transactions between related parties [line items]
Par value per share (in GBP per share) | £ / shares	£ 0.25						£ 0.25
Pension funds
Disclosure of transactions between related parties [line items]
Derivatives transacted	£ 77.0		£ 110.0
Key management personnel and connected persons
Disclosure of transactions between related parties [line items]
Total commitments outstanding	0.5		0.5
Loans issued during the year	2.5		1.4
Director
Disclosure of transactions between related parties [line items]
Total value of guarantees entered into on behalf of Directors	0.0	$ 0.0	0.0	$ 0.0	£ 0.0	$ 0.0
Loans issued during the year	0.3		0.2
Director | Defined contribution schemes
Disclosure of transactions between related parties [line items]
Notional amount	£ 0.0		£ 0.0
Directors and officers | Ordinary shares
Disclosure of transactions between related parties [line items]
Number of directors | director	26
Number of shares issued and fully paid (in shares) | shares	14,833,002		15,944,986
Par value per share (in GBP per share) | £ / shares	£ 0.25
Percentage of ordinary share capital outstanding	0.10%
Directors and officers | Ordinary shares | Sharesave
Disclosure of transactions between related parties [line items]
Number of directors | director	16
Par value per share (in GBP per share) | £ / shares	£ 0.25
Number of options exercisable (in shares) | shares	67,319		62,268
Strike price (in GBP per share) | £ / shares	£ 0.92